Balance Sheets (Parenthetical) (USD $)	May 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, Shares Authorized	10,000,000
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	490,000,000
Common Stock, Shares Issued	24,576,000
Common Stock, Shares Outstanding	0